PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

During the nine months ended September 30, 2023, the Company acquired custom product packaging equipment totaling $3,519. Depreciation expense for the nine months ended September 30, 2023 and 2022, was $18,598 and $0, respectively. Total net property and equipment was $102,420 and $117,499, as of September 30, 2023 and December 31, 2022, respectively.

	September 30, 2023	December 31, 2022

Computers	$5,062	$5,062
Equipment	119,819	116,300
Less accumulated depreciation:	(22,461)	(3,863)
Property and equipment, net	$102,420	$117,499

NOTE 4 – PROPERTY AND EQUIPMENT

During the year ended December 31, 2022, the Company acquired computers, office and custom product packaging equipment totaling $121,362. Depreciation for the years ended December 31, 2022 and 2021 was $3,863 and $0, respectively. Total net property and equipment was $117,499 and $0, as of December 31, 2022 and December 31, 2021, respectively.

	December 31, 2022	December 31, 2021

Computers	5,062	-
Equipment	116,300	-
Less accumulated depreciation:	(3,863)	-
Property and equipment, net	117,499	-